ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Liabilities, Current [Abstract]
Accrued expenses	$ 31,857	$ 36,706
Government authorities	31,387	31,982
Hedging transaction liability	2	7,868
Total accrued expenses and other current liabilities	$ 63,246	$ 76,556